Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	$ 701	$ 1,038
1-30 days [Member]
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	501	441
31 - 60 days [Member]
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	99	382
61 - 90 days [Member]
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	53	73
> 91 days [Member]
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	85	260
Allowance for ECL [Member]
Trade Receivables (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Gross carrying amount	$ (37)	$ (118)